Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Entity Registrant Name	Manchester United plc
Entity Central Index Key	0001549107
Document Type	20-F
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class A ordinary shares
Entity Common Stock, Shares Outstanding	40,526,390
Class B ordinary shares
Entity Common Stock, Shares Outstanding	124,000,000